ANNUAL REPORT

 . PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT OF
  PACIFIC MUTUAL LIFE INSURANCE COMPANY



[LOGO OF PACIFIC SELECT VARIABLE ANNUITY APPEARS HERE]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the Pacific Select Variable Annuity Separate Account (comprised of the Money Market, Managed Bond, Government Securities, High Yield Bond, Growth, Equity Income, Multi-Strategy, International, Equity Index, Growth LT, Equity, and Bond and Income Variable Accounts) as of December 31, 1995 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Variable Annuity Separate Account at December 31, 1995 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 16, 1996

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31 1995
(In thousands)

                                                                                                     High
                                                                   Money     Managed   Government    Yield               Equity
                                                                  Market      Bond     Securities    Bond      Growth    Income
                                                                 Variable   Variable    Variable    Variable  Variable   Variable
                                                                  Account    Account     Account    Account    Account   Account
                                                                 ---------  ---------   ---------  ---------  --------- ---------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (6,229 shares; cost $62,510)........... $  62,375
  Managed Bond Portfolio (5,966 shares; cost $63,939)...........            $ 66,211
  Government Securities Portfolio (4,549 shares; cost $47,409)..                        $ 49,321
  High Yield Bond Portfolio (6,729 shares; cost $63,907)........                                   $ 65,851
  Growth Portfolio (1,539 shares; cost $25,479).................                                              $ 28,574
  Equity Income Portfolio (7,162 shares; cost $116,389).........                                                        $ 130,395
  Multi-Strategy Portfolio (3,875 shares; cost $49,299).........
  International Portfolio (9,217 shares, cost $116,439).........
  Equity Index Portfolio (4,183 shares; cost $65,584)...........
  Growth LT Portfolio (10,074 shares; cost $134,923)............
  Equity Portfolio (1,661 shares; cost $28,054).................
  Bond and Income Portfolio (1,410 shares; cost $17,139)........

Receivables:
  Due from Pacific Mutual Life Insurance Company................       932         35         215        121          3       491
                                                                 ---------  ---------   ---------  ---------  --------- ---------
TOTAL ASSETS....................................................    63,307     66,246      49,536     65,972     28,577   130,886
                                                                 ---------  ---------   ---------  ---------  --------- ---------
LIABILITIES
Payables:
  Fund shares purchased.........................................       932         35         215        121          3       491
                                                                 ---------  ---------   ---------  ---------  --------- ---------
TOTAL LIABILITIES...............................................       932         35         215        121          3       491
                                                                 ---------  ---------   ---------  ---------  --------- ---------
NET ASSETS...................................................... $  62,375  $  66,211   $  49,321  $  65,851  $  28,574 $ 130,395
                                                                 =========  =========   =========  =========  ========= =========

                                                                  Multi-     Inter-      Equity     Growth               Bond &
                                                                 Strategy   national      Index       LT       Equity    Income
                                                                 Variable   Variable    Variable   Variable   Variable  Variable
                                                                  Account    Account     Account    Account    Account   Account
                                                                 ---------  ---------   ---------  ---------  --------- ---------
Investments in Pacific Select Fund:
  Money Market Portfolio (6,229 shares; cost $62,510)...........
  Managed Bond Portfolio (5,966 shares; cost $63,939)...........
  Government Securities Portfolio (4,549 shares; cost $47,409)..
  High Yield Bond Portfolio  (6,729 shares; cost $63,907).......
  Growth Portfolio (1,539 shares; cost $25,479).................
  Equity Income Portfolio (7,162 shares; cost $116,389).........
  Multi-Strategy Portfolio (3,875 shares; cost $49,299)......... $  55,029
  International Portfolio (9,217 shares, cost $116,439).........            $ 119,245
  Equity Index Portfolio (4,183 shares; cost $65,584)...........                        $  72,991
  Growth LT Portfolio (10,074 shares; cost $134,923)............                                   $ 142,226
  Equity Portfolio (1,661 shares; cost $28,054).................                                              $  29,099
  Bond and Income Portfolio (1,410 shares; cost $17,139)........                                                        $ 18,346

Receivables:
  Due from Pacific Mutual Life Insurance Company................       159        367         204        667        316        71
                                                                 ---------  ---------   ---------  ---------  --------- ---------
TOTAL ASSETS....................................................    55,188    119,612      73,195    142,893     29,415    18,417
                                                                 ---------  ---------   ---------  ---------  --------- ---------
LIABILITIES
Payables:
  Fund shares purchased.........................................       159        367         204        667        316        71
                                                                 ---------  ---------   ---------  ---------  --------- ---------
TOTAL LIABILITIES...............................................       159        367         204        667        316        71
                                                                 ---------  ---------   ---------  ---------  --------- ---------
NET ASSETS...................................................... $  55,029  $ 119,245   $  72,991  $ 142,226  $  29,099 $  18,346
                                                                 =========  =========   =========  =========  ========= =========

See Notes to Financial Statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31 1995
(In thousands)

                                                                                                   High
                                                                 Money     Managed   Government    Yield               Equity
                                                                Market      Bond     Securities    Bond      Growth    Income
                                                               Variable   Variable    Variable    Variable  Variable   Variable
                                                                Account    Account     Account    Account    Account   Account
                                                               ---------  ---------   ---------  ---------  --------- ---------
INVESTMENT INCOME
  Dividends..................................................  $   3,199  $   2,742   $   1,647  $   3,271  $     242 $   1,155
EXPENSES
  Mortality and expense risk fee.............................        701        543         350        470        340       858
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET INVESTMENT INCOME (LOSS).................................      2,498      2,199       1,297      2,801        (98)      297
                                                               ---------  ---------   ---------  ---------  --------- ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security transactions........       (140)       (95)       (222)       487     (1,783)       27
  Net unrealized appreciation (depreciation) on investments..        (10)     4,750       3,263      2,449      7,708    16,440
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS......................................       (150)     4,655       3,041      2,936      5,925    16,467
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................  $   2,348  $   6,854   $   4,338  $   5,737  $   5,827 $  16,764
                                                               =========  =========   =========  =========  ========= =========
                                                                Multi-     Inter-      Equity     Growth               Bond &
                                                               Strategy   national      Index       LT       Equity    Income
                                                               Variable   Variable    Variable   Variable   Variable  Variable
                                                                Account    Account     Account    Account    Account   Account
                                                               ---------  ---------   ---------  ---------  --------- ---------
INVESTMENT INCOME
  Dividends..................................................  $   1,324  $   2,225   $     765  $   9,470  $      14 $     451
EXPENSES
  Mortality and expense risk fee.............................        469        916         397        976        114        74
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET INVESTMENT INCOME (LOSS).................................        855      1,309         368      8,494       (100)      377
                                                               ---------  ---------   ---------  ---------  --------- ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security transactions........        (23)       309       1,229      6,574          1        (6)
  Net unrealized appreciation (depreciation) on investments..      6,951      4,662       7,194      6,191      1,045     1,206
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS......................................      6,928      4,971       8,423     12,765      1,046     1,200
                                                               ---------  ---------   ---------  ---------  --------- ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................  $   7,783  $   6,280   $   8,791  $  21,259  $     946 $   1,577
                                                               =========  =========   =========  =========  ========= =========

See Notes to Financial Statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31 1995
(In thousands)

                                                                                                   High
                                                                 Money     Managed   Government    Yield                Equity
                                                                Market      Bond     Securities    Bond      Growth     Income
                                                               Variable   Variable    Variable    Variable  Variable    Variable
                                                                Account    Account     Account    Account    Account    Account
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)...............................  $   2,498  $   2,199   $   1,297  $   2,801  $     (98) $     297
  Net realized gain (loss) from security transactions........       (140)       (95)       (222)       487     (1,783)        27
  Net unrealized appreciation (depreciation) on investments..        (10)     4,750       3,263      2,449      7,708     16,440
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................      2,348      6,854       4,338      5,737      5,827     16,764
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums...................................    261,308     20,349      18,216     22,854        688     42,780
  Transfers--policy charges and deductions...................     (2,480)    (1,677)     (1,715)    (1,647)    (1,790)    (2,704)
  Transfers in (from other variable accounts)................     95,496     21,953      20,465     53,916     12,132     53,482
  Transfers out (to other variable accounts).................   (337,675)    (8,318)     (6,494)   (29,696)   (15,335)   (10,459)
  Transfers--other...........................................        (42)        27           7         10        (19)        27
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS...........................     16,607     32,334      30,479     45,437     (4,324)    83,126
                                                               ---------  ---------   ---------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS...................................     18,955     39,188      34,817     51,174      1,503     99,890

NET ASSETS
  Beginning of year..........................................     43,420     27,023      14,504     14,677     27,071     30,505
                                                               ---------  ---------   ---------  ---------  ---------  ---------
  End of year................................................  $  62,375  $  66,211   $  49,321  $  65,851  $  28,574  $ 130,395
                                                               =========  =========   =========  =========  =========  =========

                                                                Multi-     Inter-      Equity     Growth                Bond &
                                                               Strategy   national      Index       LT       Equity     Income
                                                               Variable   Variable    Variable   Variable   Variable   Variable
                                                                Account    Account     Account    Account    Account    Account
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)...............................  $     855  $   1,309   $     368  $   8,494       (100) $     377
  Net realized gain (loss) from security transactions........        (23)       309       1,229      6,574          1         (6)
  Net unrealized appreciation (depreciation) on investments..      6,951      4,662       7,194      6,191    $ 1,045      1,206
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................      7,783      6,280       8,791     21,259        946      1,577
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums...................................     12,463     36,739      30,757     45,013     13,229      9,770
  Transfers--policy charges and deductions...................     (1,662)    (2,891)     (1,339)    (3,392)      (293)      (130)
  Transfers in (from other variable accounts)................     15,539     64,987      37,983    102,932     17,251      8,647
  Transfers out (to other variable accounts).................     (5,516)   (28,833)    (13,200)   (59,032)    (2,040)    (1,524)
  Transfers--other...........................................          6         17          29         (8)         6          6
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS...........................     20,830     70,019      54,230     85,513     28,153     16,769
                                                               ---------  ---------   ---------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS...................................     28,613     76,299      63,021    106,772     29,099     18,346

NET ASSETS
  Beginning of year..........................................     26,416     42,946       9,970     35,454
                                                               ---------  ---------   ---------  ---------  ---------  ---------
  End of year................................................  $  55,029  $ 119,245   $  72,991  $ 142,226  $  29,099  $  18,346
                                                               =========  =========   =========  =========  =========  =========

See Notes to Financial Statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
(In thousands)

                                                                                                   High
                                                                 Money     Managed   Government    Yield
                                                                Market      Bond     Securities    Bond      Growth
                                                               Variable   Variable    Variable    Variable  Variable
                                                                Account    Account     Account    Account    Account
                                                               ---------  ---------   ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income......................................  $     781  $     988   $     506  $     799  $   1,939
  Net realized gain (loss) from security transactions........         50       (642)       (640)      (577)      (398)
  Net unrealized appreciation (depreciation)
   on investments............................................        (85)    (1,841)       (924)      (251)    (5,338)
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................................        746     (1,495)     (1,058)       (29)    (3,797)
                                                               ---------  ---------   ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums...................................    121,385      1,957         620        882      1,158
  Transfers--policy charges and deductions...................     (1,884)    (1,117)       (976)      (367)    (1,510)
  Transfers in (from other variable accounts)................     87,254     15,793       5,939     19,375     25,943
  Transfers out (to other variable accounts).................   (178,819)   (12,103)     (6,689)   (14,544)   (30,173)
  Transfers--other...........................................          4         (1)         (2)         1        (32)
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS...........................     27,940      4,529      (1,108)     5,347     (4,614)
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS........................     28,686      3,034      (2,166)     5,318     (8,411)

NET ASSETS
  Beginning of year..........................................     14,734     23,989      16,670      9,359     35,482
                                                               ---------  ---------   ---------  ---------  ---------
  End of year................................................  $  43,420  $  27,023   $  14,504  $  14,677  $  27,071
                                                               =========  =========   =========  =========  =========
                                                                Equity     Multi-      Inter-      Equity     Growth
                                                                Income    Strategy    national      Index       LT
                                                                Variable  Variable    Variable    Variable   Variable
                                                                Account    Account     Account     Account    Account
                                                               ---------  ---------   ---------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income......................................  $   2,467  $   1,236   $   1,397  $     127  $     371
  Net realized gain (loss) from security transactions........         55         (2)      1,741         24        (97)
  Net unrealized appreciation (depreciation)
   on investments............................................     (2,978)    (1,876)     (3,276)      (161)     1,112
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................................       (456)      (642)       (138)       (10)     1,386
                                                               ---------  ---------   ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums...................................      1,569      1,343       2,860        600      2,468
  Transfers--policy charges and deductions...................     (1,154)      (778)       (963)      (366)      (356)
  Transfers in (from other variable accounts)................     15,775     11,263      50,644      3,811     44,351
  Transfers out (to other variable accounts).................     (4,366)    (3,693)    (25,259)    (1,309)   (12,397)
  Transfers--other...........................................         (4)        (4)         46                     2
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS...........................     11,820      8,131      27,328      2,736     34,068
                                                               ---------  ---------   ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS........................     11,364      7,489      27,190      2,726     35,454

NET ASSETS
  Beginning of year..........................................     19,141     18,927      15,756      7,244
                                                               ---------  ---------   ---------  ---------  ---------
  End of year................................................  $  30,505  $  26,416   $  42,946  $   9,970  $  35,454
                                                               =========  =========   =========  =========  =========

See Notes to Financial Statements.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twelve subaccounts called Variable Accounts: the Money Market Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the High Yield Bond Variable Account, the Growth Variable Account (not offered to new contractholders beginning January 1, 1994), the Equity Income Variable Account, the Multi-Strategy Variable Account, the International Variable Account, the Equity Index Variable Account, the Growth LT Variable Account, the Equity Variable Account, and the Bond and Income Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies.

     The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 30, 1989 and commenced operations on
July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Mutual.

     The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable accumulation deferred annuity contracts.

     The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   A. Valuation of Investments

      Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios.

   B. Security Transactions

      Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

      The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

     During 1995, the Fund has declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

     Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable annuity contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the contracts, Pacific Mutual makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, optional death benefits and any sales surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

     Pacific Equities Network, a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Mutual.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

5. SELECTED ACCUMULATION UNIT** INFORMATION

     Selected accumulation unit information for the year ended December 31, 1995 were as follows:

                                                                            High
                                          Money     Managed   Government    Yield                Equity
                                         Market      Bond     Securities    Bond      Growth     Income
                                        Variable   Variable    Variable   Variable   Variable   Variable
                                         Account    Account    Account     Account    Account    Account
                                        ---------  ---------  ---------   ---------  ---------  ---------

Commencement of Operations               7/24/90    9/05/90    8/22/90     8/16/90   08/16/90   08/16/90

ACCUMULATION UNIT
  VALUE:
  Beginning                              $ 11.36    $ 13.70    $ 13.37     $ 16.03   $  16.07   $  14.09
                                         =======    =======    =======     =======   ========   ========
  Ending                                 $ 11.84    $ 16.11    $ 15.68     $ 18.82   $  19.95   $  18.32
                                         =======    =======    =======     =======   ========   ========
Number of Units Outstanding at
  End of Period                        5,268,194  4,110,672  3,144,652   3,499,795  1,431,985  7,116,753
                                         Multi-     Inter-      Equity     Growth                Bond &
                                        Strategy   national      Index       LT       Equity     Income
                                        Variable   Variable    Variable   Variable   Variable   Variable
                                         Account    Account     Account    Account    Account    Account
                                        ---------  ---------   ---------  ---------  ---------  ---------

Commencement of Operations               9/25/90    8/16/90     2/11/91    1/04/94    1/04/95    1/04/95

ACCUMULATION UNIT
  VALUE:
  Beginning                              $  14.29   $  11.47    $  13.03   $  11.19   $  10.00    $  10.00
                                         ========   ========    ========   ========   ========    ========
  Ending                                 $  17.68   $  12.52    $  17.62   $  15.11   $  12.24    $  13.21
                                         ========   ========    ========   ========   ========    ========
Number of Units Outstanding at
  End of Period                         3,112,558  9,523,524   4,142,024  9,411,999  2,377,743   1,389,028

---------
  ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.